Document and Entity Information	12 Months Ended
Dec. 31, 2021
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Nexters Inc.
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to the Registration Statement on Form F-1 (File No. 333-259707) (as amended, the “Registration Statement”) of Nexters Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on September 27, 2021, is being filed: (i) pursuant to the undertakings in Item 9 of the Registration Statement to include the information contained in Nexters Inc.’s Annual Report on Form 20-F for the year ended December 31, 2021 that was filed with the SEC on April 29, 2022; and (ii) to include an updated prospectus related to the offer of the Company’s ordinary shares and warrants that were registered on the Registration Statement.
Entity Central Index Key	0001848739